Convertible Preferred Stock And Stockholders' Deficit - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended					9 Months Ended	12 Months Ended			9 Months Ended			9 Months Ended		12 Months Ended						9 Months Ended						12 Months Ended			9 Months Ended						1 Months Ended	4 Months Ended	12 Months Ended						9 Months Ended						12 Months Ended			9 Months Ended						12 Months Ended			9 Months Ended						2 Months Ended		9 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2012	Feb. 28, 2010	Sep. 30, 2012 Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario one Minimum	Dec. 31, 2011 Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario one Minimum	Sep. 30, 2012 Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario two Minimum	Dec. 31, 2011 Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario two Minimum	Sep. 30, 2012 2012 Equity Incentive Plan	Sep. 30, 2012 2012 Equity Incentive Plan Common stock shares outstanding	Sep. 30, 2012 2012 Equity Incentive Plan 2011 stock plan	Sep. 30, 2012 2012 Equity Incentive Plan Equity Incentive Plan that will be increased automatically on the first business day of each fiscal year, Scenario 1	Sep. 30, 2012 2012 Equity Incentive Plan Equity Incentive Plan that will be increased automatically on the first business day of each fiscal year, Scenario 2	Dec. 31, 2011 Stock Awards	Dec. 31, 2010 Stock Awards	Dec. 31, 2009 Stock Awards	Dec. 31, 2011 Series A Preferred Stock	Sep. 30, 2012 Series A Preferred Stock Person	Dec. 31, 2010 Series A Preferred Stock	Sep. 30, 2012 Series A Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series A Preferred Stock Original purchase price	Dec. 31, 2011 Series A Preferred Stock Original purchase price	Dec. 31, 2010 Series A Preferred Stock Original purchase price	Sep. 30, 2012 Series A Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series A Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series B-2 Preferred Stock	Sep. 30, 2012 Series B-2 Preferred Stock Person	Dec. 31, 2010 Series B-2 Preferred Stock	Sep. 30, 2012 Series B-2 Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series B-2 Preferred Stock Original purchase price	Dec. 31, 2011 Series B-2 Preferred Stock Original purchase price	Dec. 31, 2010 Series B-2 Preferred Stock Original purchase price	Sep. 30, 2012 Series B-2 Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series B-2 Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Mar. 30, 2009 Series D Preferred Stock	Dec. 31, 2008 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Sep. 30, 2012 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Sep. 30, 2008 Series D Preferred Stock	Sep. 30, 2012 Series D Preferred Stock Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario two Maximum	Dec. 31, 2011 Series D Preferred Stock Automatically converted in to one fully paid and non assessable share of common stock at earlier of , scenario two Maximum	Sep. 30, 2012 Series D Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series D Preferred Stock Original purchase price	Dec. 31, 2011 Series D Preferred Stock Original purchase price	Dec. 31, 2010 Series D Preferred Stock Original purchase price	Sep. 30, 2012 Series D Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series D Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series B-1 Preferred Stock	Sep. 30, 2012 Series B-1 Preferred Stock	Dec. 31, 2010 Series B-1 Preferred Stock	Sep. 30, 2012 Series B-1 Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series B-1 Preferred Stock Original purchase price	Dec. 31, 2011 Series B-1 Preferred Stock Original purchase price	Dec. 31, 2010 Series B-1 Preferred Stock Original purchase price	Sep. 30, 2012 Series B-1 Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series B-1 Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series C Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Sep. 30, 2012 Series C Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series C Preferred Stock Original purchase price	Dec. 31, 2011 Series C Preferred Stock Original purchase price	Dec. 31, 2010 Series C Preferred Stock Original purchase price	Sep. 30, 2012 Series C Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Dec. 31, 2011 Series C Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held	Jun. 30, 2012 Series E Preferred Stock	Sep. 30, 2012 Series E Preferred Stock	Sep. 30, 2012 Series E Preferred Stock Prior To October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series E Preferred Stock Starting From October Thirty First Two Thousand Thirteen	Sep. 30, 2012 Series E Preferred Stock Original purchase price	Sep. 30, 2012 Series E Preferred Stock Additional distribution required before any proceeds would be distributed pro rata based on the number of shares held
Capital Unit [Line Items]
Common stock, shares authorized			80,000,000		60,000,000	60,000,000
Convertible preferred stock, shares authorized			60,152,555		39,108,536	39,108,536																1,527,611	1,527,611	1,527,611							14,811,323	14,811,323	14,811,323									12,400,000	11,385,196	12,400,000										3,425,152	3,425,152	3,425,152							6,944,450	6,944,450	6,944,450								22,058,823
Convertible preferred stock, par value			$ 0.001		$ 0.001	$ 0.001
Common stock, par value			$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, shares issued			12,329,330		10,657,030	10,657,030																428,922	428,922	428,922							4,119,759	4,119,759	4,119,759							431,973	1,015,357	3,196,755	3,196,755	3,196,755	1,749,425									961,720	961,720	961,720							1,949,874	1,949,874	1,949,874							1,672,300	1,672,300
Preferred Stock, issued per share amount																																								$ 11.57	$ 11.57				$ 11.57																											$ 12.11
Proceed from issuance of Convertible preferred stock			$ 18,845,000				$ 4,991,000																																	$ 5,000,000	$ 32,000,000																															$ 20,200,000
Redemption amount of outstanding Convertible preferred stock																						$ 15.39	$ 15.39			$ 5.13	$ 5.13	$ 5.13	$ 10.26	$ 10.26	$ 15.39	$ 15.39			$ 5.13	$ 5.13	$ 5.13	$ 10.26	$ 10.26			$ 28.92	$ 28.92			$ 28.92	$ 28.92		$ 11.57	$ 11.57	$ 11.57	$ 17.34	$ 17.34	$ 15.39	$ 15.39			$ 5.13	$ 5.13	$ 5.13	$ 10.26	$ 10.26	$ 25.64	$ 25.64			$ 10.26	$ 10.26	$ 10.26	$ 15.39	$ 15.39		$ 30.27			$ 12.11	$ 18.16
Annual noncumulative dividends entitled by preferred stock share holders for each outstanding share held																						$ 0.43			$ 0.43						$ 0.43			$ 0.43								$ 0.93						$ 0.93						$ 0.43			$ 0.43						$ 0.8206			$ 0.8206								$ 0.61	$ 0.61
Convertible Preferred Stock, conversion basis			Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into one fully paid and nonassessable share of common stock, subject to certain anti-dilution		Each share of Preferred Stock is convertible, at the option of the holder, at any time after the date of issuance of such share, into one fully paid and nonassessable share of common stock, subject to certain anti-dilution adjustments
Convertible preferred stock, pre-IPO Valuation amount										225,000,000	225,000,000
Convertible preferred stock, gross proceed										30,000,000	30,000,000
Convertible preferred stock, voting right percentage												60.00%	60.00%
Number of board of directors on which holders of preferred stock holders are entitled to elect																							2									2
Minimum shares of preferred stock required to participate in future equity issuance			280,782		280,782
Annual noncumulative dividends entitled by preferred stock share holders for each outstanding share held, if not paid when due																																																																											$ 1.21
Number of Shares authorized to be issued under plan		141,795	3,408,247						153,026						1,123,131	1,066,975
Vesting period			4 years											4 years
Vesting period expires			10 years											10 years
Percentage of increase in number of shares reserved for issuance																	5.00%
Number of increase in number of shares reserved for issuance																		842,348
Fiscal year over which number of shares reserved for issuance will increase, starting year														2013
Fiscal year over which number of shares reserved for issuance will increase, ending year														2022
Equity Incentive Plan period			10 years
Awards, common stock vested	57,981	56,998
Awards, fair value per share on measurement date	$ 1.46
Stock-based compensation expense			616,000	166,000	221,000	299,000	345,000												52,000	92,000	132,000
Common stock were subject to repurchase related to awards					141,795	137,583
Weighted-average remaining contractual life of options exercisable			6 years 1 month 6 days		6 years 4 months 24 days
Aggregate intrinsic value of options outstanding and exercisable			9,500,000		1,100,000
Aggregate intrinsic value of options vested and expected to vest			9,000,000		1,000,000
Options vested and expected to vest, average remaining contractual life			7 years 7 months 6 days		7 years 2 months 12 days
Weighted-average fair value-based measurement of employee and director stock option granted			$ 7.05	$ 0.82	$ 0.82	$ 1.07	$ 0.82
Fair Value common stock, per share								$ 11.36
Unrecognized compensation expense			$ 1,800,000		$ 196,000
Weighted-average period			3 years 3 months 18 days		2 years 7 months 6 days